SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Jul. 02, 2024	Jul. 01, 2024	Mar. 31, 2024	Mar. 31, 2023
Subsequent Event [Line Items]
New issues			$ 6,269,127	$ 25,001
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional financing with investors		$ 25,000,000
Ordinary shares		$ 0.01
Equity financing term		3 years
New issues	$ 1,000,000